Note 3 - Debt and Equity Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Amortized Cost, Total	$ 906,135,000	$ 570,842,000
Debt Securities, Available-for-sale, Total	897,585,000	580,543,000
Security Owned and Pledged as Collateral	368,718,000	282,028,000
Security Owned and Pledged as Collateral, Fair Value, Total	364,893,000	288,013,000
Securities Adjust Prior to Maturity	102,590,000	48,215,000
Securities Adjust Prior to Maturity, Market Value	101,315,000	48,439,000
Tennessee, Alabama, and Texas [Member]
Security Owned and Pledged as Collateral	111,103,000	78,931,000
Security Owned and Pledged as Collateral, Fair Value, Total	110,384,000	80,713,000
Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Total	130,594,000	88,472,000
Debt Securities, Available-for-sale, Total	$ 128,281,000	$ 89,116,000